Other assets (Tables)	12 Months Ended
Mar. 31, 2017
Other Assets Disclosure

Other assets include the following:

	As of March 31,
	2016		2017		2017
	(In millions)
Security deposits for leased property	Rs.	4,626.8	Rs.	4,934.5	US$	76.1
Sundry accounts receivable		17,405.1		19,844.2		306.0
Advance tax (net of provision for taxes)		17,156.8		16,876.6		260.2
Advances		3,670.2		3,696.3		57.0
Prepaid expenses		595.9		800.8		12.3
Restricted cash/securitization margin for credit enhancement and securitized transactions		4,138.6		5,998.6		92.5
Derivatives (refer to note 24)		85,223.0		139,217.1		2,146.8
Others		21,396.9		25,406.4		391.9

Total	Rs.	154,213.3	Rs.	216,774.5	US$	3,342.8